Fees Summary	Jun. 12, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 400,000,000
Previously Paid Amount	0
Total Fee Amount	61,240
Total Offset Amount	0
Net Fee	$ 61,240